Congress Large Cap Growth ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 3.6%
Howmet Aerospace, Inc.	63,856	$11,479,393

Biotechnology - 1.5%
Vertex Pharmaceuticals, Inc. (a)	10,634	4,858,356

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	39,762	9,308,682

Capital Markets - 4.9%
Goldman Sachs Group, Inc.	13,025	9,424,760
Moody's Corp.	11,844	6,108,306
		15,533,066

Chemicals - 2.2%
Ecolab, Inc.	26,577	6,956,796

Commercial Services & Supplies - 2.2%
Cintas Corp.	31,683	7,051,052

Communications Equipment - 5.2%
Arista Networks, Inc. (a)	89,271	10,999,973
Motorola Solutions, Inc.	11,977	5,257,663
		16,257,636

Construction Materials - 1.7%
Martin Marietta Materials, Inc.	9,557	5,494,128

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	8,399	7,892,036

Electrical Equipment - 3.2%
Eaton Corp. PLC	25,880	9,956,554

Entertainment - 4.4%
Netflix, Inc. (a)	7,449	8,636,371
TKO Group Holdings, Inc.	31,895	5,358,679
		13,995,050

Financial Services - 2.7%
Visa, Inc. - Class A	24,534	8,475,761

Ground Transportation - 2.1%
Uber Technologies, Inc. (a)	74,217	6,512,542

Health Care Equipment & Supplies - 5.1%
Boston Scientific Corp. (a)	82,908	8,698,707
Intuitive Surgical, Inc. (a)	15,228	7,326,039
		16,024,746

Insurance - 2.0%
Arthur J Gallagher & Co.	21,826	6,269,518

Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	43,992	8,442,065
Meta Platforms, Inc. - Class A	16,088	12,443,103
		20,885,168

IT Services - 1.9%
Shopify, Inc. - Class A (a)	48,743	5,956,882

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	8,815	4,122,599

Machinery - 2.2%
Parker-Hannifin Corp.	9,430	6,901,817

Media - 1.3%
Trade Desk, Inc. - Class A (a)	47,376	4,119,817

Oil, Gas & Consumable Fuels - 2.0%
Williams Cos., Inc.	103,532	6,206,743

Semiconductors & Semiconductor Equipment - 9.6%
Broadcom, Inc.	36,790	10,805,223
NVIDIA Corp.	109,373	19,454,175
		30,259,398

Software - 13.0%
Dynatrace, Inc. (a)	81,534	4,289,504
Microsoft Corp.	26,327	14,045,454
Palo Alto Networks, Inc. (a)	30,596	5,311,465
ServiceNow, Inc. (a)	9,306	8,776,675
Synopsys, Inc. (a)	13,536	8,574,650
		40,997,748

Specialty Retail - 6.6%
Home Depot, Inc.	16,261	5,976,080
O'Reilly Automotive, Inc. (a)	70,658	6,947,094
TJX Cos., Inc.	62,856	7,827,458
		20,750,632

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	45,684	9,482,628
Dell Technologies, Inc. - Class C	58,632	7,779,880
		17,262,508
TOTAL COMMON STOCKS (Cost $242,475,882)		303,528,628

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%	Shares	Value
Health Care REITs - 1.5%
Welltower, Inc.	29,037	4,793,137
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,441,397)		4,793,137

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	2,242,029	2,242,029
TOTAL SHORT-TERM INVESTMENTS (Cost $2,242,029)		2,242,029

TOTAL INVESTMENTS - 98.5% (Cost $249,159,308)		310,563,794
Other Assets in Excess of Liabilities - 1.5%		4,885,163
TOTAL NET ASSETS - 100.0%		$315,448,957
two		–%
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress Large Cap Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$303,528,628	$–	$–	$303,528,628
Real Estate Investment Trusts - Common	4,793,137	–	–	4,793,137
Short-Term Investments	2,242,029	–	–	2,242,029
Total Investments	$310,563,794	$–	$–	$310,563,794

Refer to the Schedule of Investments for further disaggregation of investment categories.